Transactions with Related Parties, Pavimar (Details)	6 Months Ended		24 Months Ended
	Jun. 30, 2024 USD ($) Vessel	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) Vessel $ / d	Dec. 31, 2023 USD ($) Vessel
Transactions with Related Parties [Abstract]
Management fees	$ 2,486,692	$ 3,615,825
Due from related parties - current	1,562,222		$ 1,562,222	$ 5,650,168
Due to related party - current	879,556		879,556	541,666
Related Party [Member] | Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees	1,294,800	$ 2,345,400
Due from related parties - current	984,068		$ 984,068	3,366,959
Related Party [Member] | Pavimar [Member] | Technical Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d			600
Due to related party - current	95,550		$ 95,550	193,450
Related Party [Member] | Pavimar [Member] | Subcontracted Management Agreements [Member]
Transactions with Related Parties [Abstract]
Due from related parties - current	$ 258,252		$ 258,252	$ 258,252
Related Party [Member] | Pavimar [Member] | Subcontracted Management Agreements [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Number of vessels under technical management | Vessel	1		1	3
Related Party [Member] | Pavimar [Member] | Working Capital Advances [Member]
Transactions with Related Parties [Abstract]
Due from related parties - current	$ 821,366		$ 821,366	$ 3,302,157